Note 12 - Lease Obligations - Schedule of Future Minimum Rental Payments for Operating Leases (Details) € in Thousands	Dec. 31, 2017 EUR (€)
FRANCE
2018	€ 321
2019	321
2020	321
2021	321
2022 and thereafter	1,115
Total	2,399
JAPAN
2018	33
2019
2020
2021
2022 and thereafter
Total	33
UNITED STATES
2018	47
2019	48
2020	50
2021	4
2022 and thereafter
Total	€ 149